Auditor's Remuneration	12 Months Ended
Jan. 31, 2021
Auditors Remuneration
Auditor Remuneration
11	Auditor’s Remuneration

	For the Year Ended 31 January 2021 NZ$000’s	For the Year Ended 31 January 2020 NZ$000’s	For the Year Ended 31 January 2019 NZ$000’s
Pricewaterhouse Coopers Australia
- Audit fees	-	-	477
- Taxation fees	-	-	33
- Other	-	10	403
Total remuneration to Pricewaterhouse Coopers Australia	-	10	913

Network firms of Pricewaterhouse Coopers Australia
- Taxation services	-	-	137

BDO Audit Pty Ltd
- Audit fees	593	403	-
- Other	150	266	-
Total remuneration to BDO Audit Pty Ltd	743	669	-
Total Auditor Remuneration	743	679	1,050